Expense Example - BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged)	May 01, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	412
Expense Example, with Redemption, 10 Years	919
Class IS
Expense Example:
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	345
Expense Example, with Redemption, 10 Years	774
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	521
Expense Example, with Redemption, 3 Years	725
Expense Example, with Redemption, 5 Years	945
Expense Example, with Redemption, 10 Years	1,576
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	276
Expense Example, with Redemption, 3 Years	546
Expense Example, with Redemption, 5 Years	940
Expense Example, with Redemption, 10 Years	2,042
Class A2
Expense Example:
Expense Example, with Redemption, 1 Year	540
Expense Example, with Redemption, 3 Years	784
Expense Example, with Redemption, 5 Years	1,047
Expense Example, with Redemption, 10 Years	1,796
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	$ 1,595